CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
CASH AND CASH EQUIVALENTS
Cash in banks (mainly in EUR)	$ 4,377	$ 14,269
Short-term deposits (in NIS)	106	576
Cash and cash equivalents	$ 4,483	$ 14,845	$ 4,142	$ 6,076